May 3, 2012

MEMORANDUM

To:                      Investors and Friends of the AFL-CIO HIT

From:                  Steve Coyle, CEO

Subject:               Special Report on HIT’s Construction Jobs Initiative

With the strong support of our investors and especially the grassroots of the Labor Movement, the AFL-CIO Housing Investment Trust has created more than 12,500 union construction jobs through our Construction Jobs Initiative, and we are on track to reach the goal of 15,000 union construction jobs by year-end 2012.

The Construction Jobs Initiative was championed by our dear friend and Board member Mark Ayers, the late President of the Building and Construction Trades Department, AFL-CIO.  President Ayers challenged the HIT and all union-friendly funds to step-up and create jobs during the worst economic times since the Great Depression.  HIT’s response was establishing the Construction Jobs Initiative.  Since the inception of this initiative the HIT has invested more than $1 billion of its capital to finance 42 construction projects in 23 cities – projects that also provide an important economic stimulus to local communities. A strong investment pipeline should enable the HIT to surpass its target of creating 15,000 union construction jobs by the end of this year.

The investments made under the Construction Jobs Initiative have been sound additions to the portfolio and have contributed to the HIT’s ability to outperform its benchmark and deliver competitive returns to our investors, which is our primary objective. As the enclosed report notes, in 2011 the HIT had a one-year gross and net return of 8.34% and 7.86%, respectively.

The response to the Construction Jobs Initiative has been strong from Taft-Hartley and public funds around the country, with 30 new building trades investors since 2009.  At a time when construction unemployment remains painfully high, we ask you to join us in supporting the Construction Jobs Initiative to put even more union members back to work by investing in the AFL-CIO Housing Investment Trust.

Building America, HIT's New Subsidiary, Is Creating Jobs

Building America, the HIT's subsidiary, has completed its first full year of operation as a catalyst for job creation and economic development in low-income communities. Building America is using the federal New Markets Tax Credit program to finance union-built projects that will bring needed services and permanent jobs to distressed neighborhoods. Ground has been broken on Building America's first three projects.

"In these tough economic times, the good union construction jobs created by this project are a godsend for our members."

—**Patrick Kelleher**, President
Hudson County, NJ, BCTC

HIT CONSTRUCTION JOBS INITIATIVE * 12,568 jobs since 2009

42 projects in 23 cities • 225 CENTRE STREET, BOSTON, MA, 300 JOBS • 333 HARRISON, SAN FRANCISCO, CA, 603 JOBS • APPLEWOOD POINTE, BLOOMINGTON, MN, 130 JOBS • APPLEWOOD POINTE, ROSEVILLE, MN, 70 JOBS • ARC LIGHT CO. RESIDENCES, SAN FRANCISCO, CA, 276 JOBS • BRONZEVILLE SENIOR APARTMENTS, CHICAGO, IL, 112 JOBS • CHARLESVIEW, BOSTON, MA, 858 JOBS • COUNCIL TOWER SENIOR APARTMENTS, ST. LOUIS, MO, 214 JOBS • COQUILLE

VALLEY HOSPITAL, COQUILLE, OR,
224 JOBS • CUNY GRADUATE HOUSING,
NEW YORK, NY, 166 JOBS • THE DEMPSEY,
NEW YORK, NY, 135 JOBS • THE
DOUGLASS, NEW YORK, NY, 185 JOBS
• ELIZABETH SETON PEDIATRIC CENTER,
YONKERS, NY, 804 JOBS • ELLIPSE
ON EXCELSIOR, ST. LOUIS PARK, MN,

213 JOBS • FLO CO FUSION
APARTMENTS, MINNEAPOLIS,
MN, 100 JOBS • FRANKLIN PARK
APARTMENTS, BOSTON, MA, 192
JOBS • HAZEL WINTHROP
APARTMENTS, CHICAGO, IL, 37
JOBS • HOLY INFANT AND
ST. JOSEPH APARTMENTS,
SHREWSBURY, MO, 75 JOBS •
INVER GLEN SENIOR HOUSING,

INVER GROVE HEIGHTS, MN, 113 JOBS • THE
LAUREL, ST. LOUIS, MO, 1,333 JOBS •
LAWNDALE TERRACE AND PLAZA COURT
APARTMENTS, CHICAGO, IL, 92 JOBS • LIBERTY
MEADOWS ESTATES PHASE II, JOLIET, IL,
54 JOBS • MAC MAHON CENTER, JERSEY CITY,
NJ (BUILDING AMERICA PROJECT), 312 JOBS
• MAYFIELD MANOR, CANTON, OHIO, 100

JOBS • THE MODERNE, MILWAUKEE, WI, 349 JOBS • OLD COLONY HOUSING, BOSTON, MA, 321 JOBS • NYCHA BONDS HOUSING, NEW YORK, NY, 177 JOBS • PARK PACIFIC APARTMENTS, ST. LOUIS, MO, 656 JOBS • PARKWAY LAKESIDE APARTMENTS, O'FALLON, IL, 188 JOBS • PASEO VERDE, PHILADELPHIA, PA (BUILDING AMERICA PROJECT), 307 JOBS • PAUL STEWART I & II, CHICAGO, IL, 386 JOBS • PENN SOUTH APARTMENTS, NEW YORK, NY, 610 JOBS • POTRERO LAUNCH APARTMENTS, SAN FRANCISCO, CA, 463 JOBS • RANDOLPH TOWER APARTMENTS, CHICAGO, IL, 687 JOBS • REGENCY TOWER, NEW BEDFORD, MA, 176 JOBS • RIVERSIDE PLAZA APARTMENTS, MINNEAPOLIS, MN, 636 JOBS • SOLHEM APARTMENTS (UPTON HOUSE), MINNEAPOLIS, MN, 84 JOBS • SQUANTUM GARDENS, QUINCY, MA, 290 JOBS • VICTORY CENTRE AT SOUTH CHICAGO, CHICAGO, IL, 98 JOBS • VILLAS AT CRYSTAL LAKE, SWANSEA, IL, 161 JOBS • WASHINGTON BEECH HOUSING, BOSTON, MA, 144 JOBS • YORKDALE TERRACE TOWN HOMES, EDINA, MN, 137 JOBS

Investors should consider the HIT's investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT's prospectus. To obtain a prospectus, call the HIT at 202-331-8055 or view the HIT's website at www.aflcio-hit.com.

AFL-CIO HOUSING INVESTMENT TRUST
2401 Pennsylvania Ave., NW
Suite 200
Washington, DC 20037
Phone: 202-331-8055
www.aflcio-hit.com

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